related party transactions (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026 CAD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2026 CAD ($) EquityInstruments	Jun. 30, 2025 CAD ($) EquityInstruments	Dec. 31, 2025 CAD ($)
Transactions with key management personnel
Outstanding liability-accounted share-based compensation awards	$ 0		$ 0		$ 0
Transactions with defined benefit pension plans
Charges for management and administrative services to our defined benefit pension plans	3	$ 3	6	$ 6
Key management personnel
Transactions with key management personnel
Short-term benefits	5	4	9	8
Post-employment pension and other benefits	6	2	8	4
Share-based compensation	30	19	42	32
Total	41	25	59	44
Notional value Awarded in period			63	40
Grant-date fair value Awarded in period	53	48	$ 53	$ 48
Number of months base salary considered for severance payments			18 months
Annual cash bonus as a percentage of base salary upon termination without cause			50.00%
TELUS Corporation restricted share units | Key management personnel
Transactions with key management personnel
Number of restricted share units Awarded in period (in shares) | EquityInstruments			3,673,007	1,601,848
Notional value Awarded in period			$ 62	$ 35
Grant-date fair value Awarded in period	52	43	$ 52	$ 43
TELUS Corporation share options | Key management personnel
Transactions with key management personnel
Number of restricted share units Awarded in period (in shares) | EquityInstruments			1,000,000
Notional value Awarded in period			$ 1
Grant-date fair value Awarded in period	$ 1		$ 1
TELUS International (Cda) Inc. restricted share units | Key management personnel
Transactions with key management personnel
Number of restricted share units Awarded in period (in shares) | EquityInstruments				1,229,346
Notional value Awarded in period				$ 5
Grant-date fair value Awarded in period		$ 5		$ 5